Revenue from contracts with customers - Disclosure of other revenue (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenues	€ 1,438	€ 1,452
Biopharma
Disclosure of disaggregation of revenue from contracts with customers [line items]
VaxServe sales of non-Sanofi products	746	842
Sales to Opella	60	61
Royalties	91	68
Other	271	275
Other revenues	1,168	1,246
Opella Business
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenues	€ 270	€ 206